INVENTORY - Additional Information (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
INVENTORY
Cost of goods sold	$ 8,264,137	$ 300,785	$ 15,682,564	$ 856,073
Fair value change in biological assets	(432,859)	7,228	544,493	136,927
Provision related to product deterioration and limited remaining shelf life	801,197	0	801,197	0
Inventory write-down related to hemp harvested that did not meet the quality standards	$ 2,022,781	$ 0	$ 2,022,781	$ 0